Inventories - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Cost of inventories recognised as expense	$ 269.4	$ 157.7	$ 757.9	$ 937.7	$ 1,631.2
Inventory write down	1.0	1.6	6.1	5.4	$ 5.9
Inventory work in progress related to finance leases	$ 29.2	$ 0.0	$ 36.2	$ 0.0